Derivative financial instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Credit Default Swap CDS [Abstract]
Risk received in credit Swaps:	R$ 3,330,639	R$ 584,987
- Debt securities issued by companies	749,735	468,214
- Bonds of the Brazilian public debt	2,574,317	116,773
- Bonds of foreign public debt	6,587	0
Risk transferred in credit Swaps:	(271,236)	0
- Brazilian public debt derivatives	(96,870)	0
- Foreign public debt derivatives	(174,366)	0
Total net credit risk value	3,059,403	584,987
Effect on Shareholders' Equity	61,551	49,162
Remuneration on the counterparty receiving the risk	R$ (7,372)	R$ 195